TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Trade payables	€ 24,552	€ 31,812	€ 23,791	€ 19,687
Customer online wallets	8,697	7,582	7,034	4,900
Other current liabilities	7,211	6,856	7,685	3,211
Accruals	773	750		826
Total	41,233	47,000	38,510	28,624
Trade payables related parties	€ 3,958	€ 9,670	€ 6,497	€ 3,729